Stock based compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation
Stock based compensation
FET share-based compensation plan
In August 2010, the Company created the 2010 Stock Incentive Plan (the "Plan") to allow for employees, directors and consultants of the Company and its subsidiaries to maintain stock ownership in the Company through the award of stock options, restricted stock, restricted stock units or any combination thereof. Under the terms of the Plan, 18.5 million shares have been authorized for awards and approximately 9.1 million shares remained available for future grants as of December 31, 2015.
The total amount of share-based compensation expense recorded was approximately $21.7 million, $18.8 million and $19.0 million for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, the Company expects to record share-based compensation expense of approximately $34.8 million over the remaining term of the restricted stock and options of approximately 2 years. Future stock option grants will result in additional compensation expense.
Stock options
The exercise price of each option is based on the fair market value of the Company’s stock at the date of grant. Options generally have a ten-year life and vest annually in equal increments over three or four years. The Company’s policy for issuing stock upon a stock option exercise is to issue new shares. Compensation expense is generally recognized on a straight line basis over the vesting period. The following tables provide additional information related to the options:

2015 Activity	Number of shares (in millions)	Weighted average exercise price	Remaining weighted average contractual life in years	Intrinsic value (in millions)
Beginning balance	5.2	$12.23	6.2	$44.5
Granted	0.6	$17.78		—
Exercised	(0.4)	$8.58		—
Forfeited/expired	(0.1)	$19.30		—
Total outstanding	5.3	$12.94	5.7	$15.1
Options exercisable	4.2	$10.80	5.0	$6.9

The assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted in 2015, 2014 and 2013 are as follows:

	2015	2014	2013
Weighted average fair value	$6.36	$8.47	$8.41
Assumptions
Expected life (in years)	6.30	6.25	6.25
Volatility	33%	27%	30%
Dividend yield	—%	—%	—%
Risk free interest rate	1.81%	1.96%	1.17%

The intrinsic value of the options exercised was $3.9 million in 2015, $24.8 million in 2014 and $19.2 million 2013. The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of an option.
Restricted stock
Restricted stock generally vests over a three or four year period from the date of grant. Further information about the restricted stock follows (shares in thousands):

2015 Activity
Nonvested at beginning of year	421.9
Granted	38.9
Vested	(225.7)
Forfeited	(30.9)
Nonvested at the end of year	204.2

The weighted average grant date fair value of the restricted stock was $18.87, $31.71 and $29.83 per share during the years ended December 31, 2015, 2014 and 2013, respectively. The total fair value of shares vested was $5.1 million during 2015, $10.9 million during 2014 and $13.5 million during 2013.
Restricted stock units
Restricted stock units generally vest over a four year period from the date of grant. Further information about the restricted stock units follows (shares in thousands):

Restricted stock units
2015 Activity
Nonvested at beginning of year	849.1
Granted	797.5
Vested	(246.5)
Forfeited	(187.9)
Nonvested at the end of year	1,212.2

The weighted average grant date fair value of the restricted stock units was $18.06 and $27.81 per share during the years ended December 31, 2015 and 2014, respectively. The total fair value of units vested was $6.7 million, $3.0 million, and $0.4 million during 2015, 2014 and 2013 .
Performance share awards
During 2015, the Company granted 161,660 performance share awards with service-vesting and market-vesting conditions. These awards may settle between zero and two shares of the Company's common stock. The number of shares issued pursuant to the performance share awards will be determined based on the total shareholder return of the Company's common stock as compared to a group of peer companies, measured annually over a one year, two year, and three-year performance period.